Related Party Transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

14.    Related Party Transactions

As of June 30, 2022, the Company had $9,566 of convertible promissory notes and embedded warrants with entities in which a member of the Company’s board of directors is an officer of the entity and has a financial interest in the entity (“affiliated entities”), classified as a current liability on the condensed consolidated balance sheet at that time. The convertible promissory notes and embedded warrants due to a related party were converted into shares of common stock in the Company during the six months ended December 31, 2022. As of December 31, 2022, the Company has no convertible promissory notes and embedded warrants balance due to a related party. Refer to Note 7 for further details.

During the six months ended December 31, 2022, the Company received an equity investment of $1,000 from an investor in exchange for 133,133 shares in the Company. Refer to Note 9 for further details.

Additionally, during the six months ended December 31, 2022, the Company granted 1,200,000 of RSUs to a director of the Company with a grant date fair value of $4.56 per RSU. Refer to Note 11 for further details.

On September 16, 2022, the Company granted 1,200,000 RSUs to a member of its board of directors, a related party to the Company. The RSUs fully vested upon the closing of the Business Combination.